ACCRUED INTEREST RECEIVABLE	12 Months Ended
Jun. 30, 2014
ACCRUED INTEREST RECEIVABLE [Abstract]
ACCRUED INTEREST RECEIVABLE
9.	ACCRUED INTEREST RECEIVABLE

Accrued interest receivable consists of the following:

	2014	2013
	(Dollars in Thousands)

Investment and mortgage-backed securities	$520	$1,256
Loans receivable	118	115

Total	$638	$1,371